Distribution Date:	02/12/26	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	02/06/26
Next Distribution Date:	03/12/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26-28
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	125,450,114.17	46,972,044.03	290,521.56	0.00	0.00	47,262,565.59	78,478,070.14	43.93%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	43.93%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	33.31%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	25.78%	18.25%
C	78419CAL8	4.818567%	33,157,000.00	33,157,000.00	0.00	133,141.01	0.00	0.00	133,141.01	33,157,000.00	18.83%	13.75%
D	78419CAV6	4.818567%	39,603,000.00	39,603,000.00	0.00	112,678.89	0.00	0.00	112,678.89	39,603,000.00	10.53%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	0.00	0.00	0.00	0.00	19,342,000.00	6.47%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	0.00	0.00	0.00	0.00	8,289,000.00	4.73%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	22,570,462.65	0.00	0.00	0.00	0.00	0.00	22,570,462.65	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	523,908,576.82	46,972,044.03	1,277,668.75	0.00	0.00	48,249,712.78	476,936,532.79

X-A	78419CAG9	1.813458%	566,424,000.00	365,028,114.17	0.00	551,635.92	0.00	0.00	551,635.92	318,056,070.14
X-B	78419CAH7	0.885567%	35,919,000.00	35,919,000.00	0.00	26,507.22	0.00	0.00	26,507.22	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.281567%	19,342,000.00	19,342,000.00	0.00	36,775.05	0.00	0.00	36,775.05	19,342,000.00
X-F	78419CAR5	2.281567%	8,289,000.00	8,289,000.00	0.00	15,759.92	0.00	0.00	15,759.92	8,289,000.00
X-G	78419CAT1	2.281567%	34,077,980.00	22,570,462.65	0.00	42,913.35	0.00	0.00	42,913.35	22,570,462.65
Notional SubTotal			736,811,980.00	523,908,576.82	0.00	673,591.46	0.00	0.00	673,591.46	476,936,532.79

Deal Distribution Total					46,972,044.03	1,951,260.21	0.00	0.00	48,923,304.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	78419CAC8	760.30372224	284.67905473	1.76073673	0.00000000	0.00000000	0.00000000	0.00000000	286.43979145	475.62466752
A-4	78419CAD6	1,000.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	1,000.00000000
A-SB	78419CAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	78419CAF1	1,000.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	1,000.00000000
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	4.01547215	0.00000000	0.00000000	0.00000000	0.00000000	4.01547215	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	2.84521097	1.17026134	2.88356034	0.00000000	0.00000000	2.84521097	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	0.00000000	2.11416658	6.35591821	0.00000000	0.00000000	0.00000000	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	0.00000000	2.11416697	9.23321269	0.00000000	0.00000000	0.00000000	1,000.00000000
G	78419CBB9	662.31809074	0.00000000	0.00000000	1.40025084	61.49127237	0.00000000	0.00000000	0.00000000	662.31809074
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	644.44323364	0.00000000	0.97389221	0.00000000	0.00000000	0.00000000	0.00000000	0.97389221	561.51587881
X-B	78419CAH7	1,000.00000000	0.00000000	0.73797210	0.00000000	0.00000000	0.00000000	0.00000000	0.73797210	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.90130545	0.00000000	0.00000000	0.00000000	0.00000000	1.90130545	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.90130534	0.00000000	0.00000000	0.00000000	0.00000000	1.90130534	1,000.00000000
X-G	78419CAT1	662.31809074	0.00000000	1.25926918	0.00000000	0.00000000	0.00000000	0.00000000	1.25926918	662.31809074

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/26 - 01/30/26	30	0.00	290,521.56	0.00	290,521.56	0.00	0.00	0.00	290,521.56	0.00
A-4	01/01/26 - 01/30/26	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	01/01/26 - 01/30/26	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	01/01/26 - 01/30/26	30	0.00	551,635.92	0.00	551,635.92	0.00	0.00	0.00	551,635.92	0.00
X-B	01/01/26 - 01/30/26	30	0.00	26,507.22	0.00	26,507.22	0.00	0.00	0.00	26,507.22	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	01/01/26 - 01/30/26	30	0.00	36,775.05	0.00	36,775.05	0.00	0.00	0.00	36,775.05	0.00
X-F	01/01/26 - 01/30/26	30	0.00	15,759.92	0.00	15,759.92	0.00	0.00	0.00	15,759.92	0.00
X-G	01/01/26 - 01/30/26	30	0.00	42,913.35	0.00	42,913.35	0.00	0.00	0.00	42,913.35	0.00
B	01/01/26 - 01/30/26	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	01/01/26 - 01/30/26	30	0.00	133,141.01	0.00	133,141.01	0.00	0.00	0.00	133,141.01	0.00
D	01/01/26 - 01/30/26	30	67,580.41	159,024.75	0.00	159,024.75	46,345.86	0.00	0.00	112,678.89	114,197.64
E	01/01/26 - 01/30/26	30	81,870.87	40,892.21	0.00	40,892.21	40,892.21	0.00	0.00	0.00	122,936.17
F	01/01/26 - 01/30/26	30	58,885.28	17,524.33	0.00	17,524.33	17,524.33	0.00	0.00	0.00	76,534.10
G	01/01/26 - 01/30/26	30	2,043,460.41	47,717.72	0.00	47,717.72	47,717.72	0.00	0.00	0.00	2,095,498.35
Totals			2,251,796.97	2,103,740.33	0.00	2,103,740.33	152,480.12	0.00	0.00	1,951,260.21	2,409,166.26

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	48,923,304.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,182,179.70	Master Servicing Fee	6,845.47
Interest Reductions due to Nonrecoverability Determination	(122,968.78)	Certificate Administrator Fee	3,466.82
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	225.57
ARD Interest	0.00	Operating Advisor Fee	1,383.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	153.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,059,210.92	Total Fees	12,284.51

Principal		Expenses/Reimbursements
Scheduled Principal	718,439.51	Reimbursement for Interest on Advances	29.54
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	45,324,589.76	Special Servicing Fees (Monthly)	25,324.90
Collection of Principal after Maturity Date	352,747.79	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,272.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	576,266.97	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,972,044.03	Total Expenses/Reimbursements	29,627.00

		Interest Reserve Deposit	66,039.17

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,951,260.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	46,972,044.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	48,923,304.24
Total Funds Collected	49,031,254.95	Total Funds Distributed	49,031,254.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	523,908,576.82	523,908,576.82	Beginning Certificate Balance	523,908,576.82
(-) Scheduled Principal Collections	718,439.51	718,439.51	(-) Principal Distributions	46,972,044.03
(-) Unscheduled Principal Collections	46,253,604.52	46,253,604.52	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	476,936,532.79	476,936,532.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	525,581,269.56	525,581,269.56	Ending Certificate Balance	476,936,532.79
Ending Actual Collateral Balance	478,728,936.77	478,728,936.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP	Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	10	128,971,527.36	27.04%	1	5.0814	0.603395
2,000,001 to 3,000,000	1	2,203,564.45	0.46%	3	5.7600	1.562900	1.31 to 1.40	3	21,239,750.83	4.45%	4	5.3403	1.340565
3,000,001 to 4,000,000	1	3,869,477.27	0.81%	4	5.3200	1.844800	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	4	17,002,620.38	3.56%	4	5.3167	1.527561	1.51 to 1.60	3	55,418,674.05	11.62%	4	4.3495	1.570964
5,000,001 to 6,000,000	2	10,450,316.92	2.19%	4	5.1653	1.694028	1.61 to 1.70	5	54,525,535.48	11.43%	(8)	4.8499	1.656186
6,000,001 to 7,000,000	1	6,005,218.48	1.26%	4	5.1700	1.332700	1.71 to 1.80	1	5,388,744.41	1.13%	4	5.0200	1.770700
7,000,001 to 8,000,000	1	7,144,365.02	1.50%	(3)	6.0500	(0.334900)	1.81 to 1.90	3	20,445,182.78	4.29%	2	4.6651	1.831281
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	2	18,582,676.92	3.90%	(27)	5.1569	1.478744	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	8	98,743,039.23	20.70%	3	5.2910	1.406055	2.26 to 3.00	3	69,077,757.86	14.48%	(12)	4.9910	2.583456
15,000,001 to 20,000,000	4	70,939,257.97	14.87%	(16)	4.6866	1.297488	3.01 to 3.99	1	36,000,000.00	7.55%	4	3.7055	3.072200
20,000,001 to 30,000,000	2	42,126,636.13	8.83%	1	4.6762	0.737965	4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	3	114,000,000.00	23.90%	4	4.1684	2.371789	Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401
Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	85,869,360.02	18.00%	5	4.8875	NAP
							Defeased	7	85,869,360.02	18.00%	5	4.8875	NAP
Alabama	2	13,060,304.35	2.74%	4	5.5000	1.291500
							Industrial	1	143,105.92	0.03%	(57)	5.2130	1.679800
California	3	54,874,904.66	11.51%	4	4.9745	2.007985
							Lodging	10	70,201,842.59	14.72%	3	5.5291	1.266967
Connecticut	1	1,264,340.04	0.27%	4	5.3200	1.844800
							Mixed Use	2	10,096,095.17	2.12%	5	4.5300	1.658700
Florida	2	11,433,058.76	2.40%	0	5.2781	1.335790
							Multi-Family	2	32,030,540.96	6.72%	0	4.7223	0.447748
Georgia	1	17,330,628.03	3.63%	(2)	3.9440	1.294400
							Office	21	140,034,452.85	29.36%	(9)	5.0413	1.625545
Indiana	2	10,256,994.74	2.15%	4	5.1617	1.272760
							Other	58	12,532,046.34	2.63%	0	4.3000	1.827100
Mississippi	1	3,388,932.87	0.71%	(4)	4.7900	1.641300
							Retail	14	126,029,088.95	26.42%	2	4.1985	1.974934
New Hampshire	1	40,000,000.00	8.39%	4	4.0400	1.589600
							Totals	115	476,936,532.79	100.00%	(1)	4.8110	1.585401
New Jersey	24	21,110,174.24	4.43%	(18)	5.0926	1.536774

New York	3	39,740,070.41	8.33%	2	3.8777	2.934675

North Carolina	2	5,492,138.25	1.15%	4	5.0064	1.771762

Ohio	2	15,733,802.37	3.30%	2	5.2354	1.165290

Oregon	1	7,144,365.02	1.50%	(3)	6.0500	(0.334900)

Pennsylvania	13	33,723,106.81	7.07%	(28)	4.9259	2.288743

South Carolina	1	4,043,659.18	0.85%	4	5.1700	1.831300

Texas	4	31,016,427.55	6.50%	(3)	4.8042	0.403096

Virginia	38	21,049,974.08	4.41%	2	5.2386	2.102434

Washington	6	40,685,668.32	8.53%	5	4.9962	1.558810

Wisconsin	1	19,718,623.10	4.13%	(3)	5.0500	(0.461500)

Totals	115	476,936,532.79	100.00%	(1)	4.8110	1.585401

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP	Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP
	4.000% or less	2	53,330,628.03	11.18%	2	3.7830	2.494476	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	8.39%	4	4.0400	1.589600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	12,532,046.33	2.63%	0	4.3000	1.827100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	58,127,054.31	12.19%	4	4.6686	2.229350	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	55,889,588.66	11.72%	(20)	4.8372	1.367222	49 months or greater	29	391,067,172.77	82.00%	(2)	4.7942	1.584640
	5.001% to 5.250%	9	75,621,946.28	15.86%	(6)	5.1052	1.003794	Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401
	5.251% to5.500%	6	58,099,650.68	12.18%	4	5.3804	1.165986
	5.501% to 5.750%	2	15,371,949.78	3.22%	5	5.6435	1.327094
	5.751% to 6.000%	2	14,949,943.68	3.13%	3	5.8367	2.175837
	6.001 or greater	1	7,144,365.02	1.50%	(3)	6.0500	(0.334900)
	Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP	Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP
	59 months or less	29	391,067,172.77	82.00%	(2)	4.7942	1.584640	Interest Only	4	126,532,046.33	26.53%	4	4.1814	2.317842
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	25	264,535,126.44	55.47%	(4)	5.0873	1.233935
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401	Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	85,869,360.02	18.00%	5	4.8875	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	374,560,665.63	78.53%	0	4.7598	1.618874
	13 months to 24 months	1	7,144,365.02	1.50%	(3)	6.0500	(0.334900)
	25 months or greater	1	9,362,142.12	1.96%	(57)	5.2130	1.679800
	Totals	34	476,936,532.79	100.00%	(1)	4.8110	1.585401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	139,155.56	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	02/01/26
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	155,168.78	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	02/01/26
3	407004623	RT	New York	NY	Actual/360	3.705%	114,870.50	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	02/06/26
5	303161076	LO	Nashville	TN	Actual/360	5.116%	126,399.20	60,169.94	0.00	N/A	07/01/26	--	28,691,587.76	28,631,417.82	02/01/26
6	306170006	OF	Tampa	FL	Actual/360	5.020%	121,009.96	27,993,563.71	0.00	N/A	03/06/26	--	27,993,563.71	0.00	02/06/26
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	78,451.14	223,519.18	0.00	07/01/21	07/01/36	--	18,554,897.81	18,331,378.63	02/01/26
9	306170009	MF	Dallas	TX	Actual/360	4.810%	91,265.18	34,799.61	0.00	N/A	12/06/25	--	22,034,381.43	21,999,581.82	12/06/25
10	301741107	OF	Glendale	WI	Actual/360	5.050%	0.00	0.00	0.00	N/A	11/06/25	--	19,718,623.10	19,718,623.10	04/06/25
11	301741118	RT	Columbus	GA	Actual/360	3.944%	59,081.28	65,546.77	0.00	N/A	12/06/25	--	17,396,174.80	17,330,628.03	11/06/25
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	84,336.02	41,817.06	0.00	N/A	07/06/26	05/06/26	19,587,719.69	19,545,902.63	02/06/26
13	306170013	Various Various		WA	Actual/360	4.530%	78,646.81	34,487.63	0.00	N/A	07/05/26	--	20,161,541.94	20,127,054.31	02/05/26
14	306170014	RT	Various	FL	Actual/360	5.233%	80,041.49	17,762,546.72	0.00	N/A	05/05/26	--	17,762,546.72	0.00	02/05/26
15	407004638	98	Various	Various	Actual/360	4.300%	46,403.38	0.00	0.00	N/A	02/06/26	--	12,532,046.33	12,532,046.33	01/06/26
16	306170016	IN	Various	PA	Actual/360	4.620%	67,309.89	32,888.97	0.00	N/A	07/01/26	05/01/26	16,919,118.32	16,886,229.35	02/01/26
17	301741100	RT	Various	Various	Actual/360	4.790%	64,298.89	30,032.10	0.00	10/06/25	10/06/45	--	15,588,660.31	15,558,628.21	02/06/26
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	54,105.89	30,414.61	0.00	N/A	05/01/26	--	13,411,451.16	13,381,036.55	02/01/26
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	61,978.33	26,028.97	0.00	N/A	06/05/26	--	13,086,333.32	13,060,304.35	02/05/26
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	58,045.53	25,688.51	0.00	N/A	06/06/26	--	12,606,641.27	12,580,952.76	02/06/26
21	306170021	LO	Various	VA	Actual/360	5.850%	64,331.59	24,159.55	0.00	N/A	05/06/26	--	12,770,538.78	12,746,379.23	02/06/26
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	58,840.13	25,567.48	0.00	N/A	05/06/26	--	12,609,425.53	12,583,858.05	02/06/26
24	407004621	OF	Horsham	PA	Actual/360	5.051%	57,575.90	22,335.64	0.00	N/A	06/06/26	--	13,237,445.24	13,215,109.60	02/06/26
26	303161069	LO	Ocala	FL	Actual/360	5.281%	49,869.13	22,721.29	0.00	N/A	05/01/26	--	10,966,207.03	10,943,485.74	02/01/26
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	53,618.02	18,220.69	0.00	N/A	07/05/26	--	11,099,123.86	11,080,903.17	02/05/26
28	305960001	Various Various		Various	Actual/360	5.213%	43,609.87	352,747.79	0.00	N/A	05/05/21	--	9,714,889.91	9,362,142.12	02/05/26
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	40,579.98	19,687.44	0.00	N/A	05/06/26	--	9,240,222.24	9,220,534.80	02/06/26
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	30,052.34	26,014.11	0.00	N/A	06/01/26	--	7,450,787.78	7,424,773.67	02/01/26
31	306170031	LO	Newport	OR	Actual/360	6.050%	0.00	0.00	0.00	N/A	11/05/25	--	7,144,365.02	7,144,365.02	05/05/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	23,373.09	18,215.58	0.00	N/A	06/05/26	--	5,406,959.99	5,388,744.41	02/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	26,791.70	12,758.15	0.00	N/A	06/06/26	--	6,017,976.63	6,005,218.48	02/06/26
36	306170036	RT	Richland	WA	Actual/360	5.320%	23,263.49	16,559.90	0.00	N/A	06/06/26	--	5,078,132.41	5,061,572.51	02/06/26
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	21,238.34	13,296.07	0.00	N/A	07/06/26	--	4,304,342.68	4,291,046.61	02/06/26
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	18,062.02	13,448.46	0.00	N/A	06/05/26	--	4,057,107.64	4,043,659.18	02/05/26
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	18,895.15	8,952.19	0.00	N/A	06/06/26	--	4,260,728.45	4,251,776.26	02/06/26
41	306170041	OF	Yakima	WA	Actual/360	5.210%	19,840.65	6,271.47	0.00	N/A	05/05/26	--	4,422,409.80	4,416,138.33	02/05/26
42	306170042	RT	Various	Various	Actual/360	5.320%	17,750.99	5,345.72	0.00	N/A	06/06/26	--	3,874,822.99	3,869,477.27	02/06/26
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	10,950.70	4,238.72	0.00	N/A	05/05/26	--	2,207,803.17	2,203,564.45	02/05/26
Totals							2,059,210.92	46,972,044.03	0.00				523,908,576.82	476,936,532.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,140,013.07	13,296,993.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,214,009.00	3,482,813.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,298,140.72	3,165,706.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	9,040,751.36	3,714,974.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,257,076.93	756,463.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	500,784.68	(118,501.98)	01/01/25	09/30/25	02/06/26	5,444,973.55	0.00	125,808.83	251,939.54	484,208.70	0.00
10	0.00	(409,270.00)	01/01/25	09/30/25	09/08/25	16,624,101.36	284,221.34	(229.06)	751,676.19	337,363.64	0.00
11	8,137,110.73	5,468,131.04	01/01/25	09/30/25	--	0.00	0.00	124,425.97	373,660.75	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,372,497.00	1,787,789.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	12,676,873.00	10,427,890.00	01/01/25	09/30/25	--	0.00	0.00	46,136.55	46,136.55	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	3,054,684.23	2,325,207.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,521,380.50	1,566,536.08	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,159,049.57	600,871.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,911,599.70	2,806,230.34	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,140,227.77	2,907,167.69	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,116,296.00	1,185,511.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,816,045.74	1,329,753.10	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,414,367.32	932,238.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	01/12/26	3,346,677.23	173,933.62	0.00	0.00	0.00	0.00
29	2,524,292.94	2,035,275.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	(27,083.00)	01/01/24	06/30/24	12/08/25	1,159,901.74	39,771.59	(82.99)	3,281,028.19	374,866.92	0.00
34	1,045,492.69	999,693.23	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	697,568.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,760.73	626,820.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	761,965.42	685,572.06	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,164,070.69	811,477.02	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	424,757.06	111,519.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	565,375.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	460,268.44	399,412.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	286,624.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,771,099.78	67,032,958.05				26,575,653.88	497,926.55	296,059.30	4,704,441.22	1,196,439.26	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	306170006	27,951,868.98	Payoff Prior to Maturity	0.00	0.00
8	303161078	223,519.18	Partial Liquidation (Curtailment)	0.00	0.00
14	306170014	17,725,468.57	Payoff Prior to Maturity	0.00	0.00
28	305960001	352,747.79	Partial Liquidation (Curtailment)	0.00	0.00
Totals		46,253,604.52		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	2	31,361,723.94	0	0.00	2	576,266.97	2	45,677,337.55	4.811019%	4.729589%	(1)
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	9,714,889.91	0	0.00	1	222,820.38	0	0.00	4.836997%	4.761244%	1
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	9,714,889.91	0	0.00	1	208,585.09	0	0.00	4.837229%	4.767521%	1
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	1	9,714,889.91	0	0.00	2	4,063,637.71	0	0.00	4.837551%	4.772784%	2
10/10/25	1	22,140,850.71	0	0.00	2	26,998,851.13	0	0.00	1	9,714,889.91	0	0.00	1	213,810.39	1	3,150,000.00	4.833945%	4.769406%	3
09/12/25	0	0.00	0	0.00	2	27,068,316.55	0	0.00	1	9,714,889.91	0	0.00	2	531,582.24	0	0.00	4.838097%	4.774064%	4
08/12/25	1	22,212,082.19	0	0.00	2	27,133,482.07	0	0.00	1	9,714,889.91	0	0.00	2	484,144.82	0	0.00	4.838074%	4.774063%	5
07/11/25	1	22,246,005.26	1	19,940,370.26	1	7,257,976.31	0	0.00	1	9,714,889.91	0	0.00	1	206,141.47	0	0.00	4.838097%	4.774105%	6
06/12/25	1	19,985,834.78	1	22,282,753.35	1	7,281,085.39	0	0.00	1	9,714,889.91	0	0.00	1	200,619.80	0	0.00	4.838413%	4.774425%	7
05/12/25	2	42,344,695.92	0	0.00	1	7,302,857.42	0	0.00	1	9,714,889.91	0	0.00	1	207,222.72	0	0.00	4.838701%	4.784984%	8
04/11/25	0	0.00	0	0.00	1	7,325,741.36	0	0.00	1	9,714,889.91	0	0.00	1	201,780.51	0	0.00	4.839012%	4.785296%	9
03/12/25	2	42,501,698.50	0	0.00	1	7,347,281.95	0	0.00	1	9,714,889.91	0	0.00	1	194,507.38	0	0.00	4.839296%	4.785581%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	306170009	12/06/25	1	5	125,808.83	251,939.54	726,473.27	22,069,037.49	05/20/25	2			02/03/26
10	301741107	04/06/25	9	5	(229.06)	751,676.19	418,403.08	20,073,406.99	09/18/24	2
11	301741118	11/06/25	2	5	124,425.97	373,660.75	0.00	17,528,517.38	11/19/25	2
15	407004638	01/06/26	0	5	46,136.55	46,136.55	0.00	12,532,046.33	11/17/25	13
31	306170031	05/05/21	56	5	(82.99)	3,281,028.19	576,121.77	8,256,453.98	05/11/20	13
Totals					296,059.30	4,704,441.22	1,720,998.12	80,459,462.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		88,087,386	0	56,725,662		31,361,724
0 - 6 Months		354,959,140	354,959,140	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		33,890,007	33,890,007	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	476,936,533	401,381,193	0	17,330,628	26,862,988	31,361,724
Jan-26	523,908,577	447,900,143	22,034,381	17,396,175	26,862,988	9,714,890
Dec-25	524,846,766	448,738,351	0	39,530,537	26,862,988	9,714,890
Nov-25	525,885,524	489,237,573	0	0	26,933,061	9,714,890
Oct-25	530,724,012	471,869,420	22,140,851	0	26,998,851	9,714,890
Sep-25	538,844,041	502,060,835	0	0	27,068,317	9,714,890
Aug-25	540,156,733	481,096,279	22,212,082	0	27,133,482	9,714,890
Jul-25	541,418,622	482,259,381	22,246,005	19,940,370	7,257,976	9,714,890
Jun-25	542,452,041	483,187,478	19,985,835	22,282,753	7,281,085	9,714,890
May-25	543,423,490	484,061,047	42,344,696	0	7,302,857	9,714,890
Apr-25	544,451,326	527,410,695	0	0	7,325,741	9,714,890
Mar-25	545,417,079	485,853,209	42,501,699	0	7,347,282	9,714,890
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	306170009	21,999,581.82	22,069,037.49	19,000,000.00	01/06/26	(118,501.98)	(0.10440)	09/30/25	12/06/25	244
10	301741107	19,718,623.10	20,073,406.99	3,530,000.00	08/12/25	(538,227.00)	(0.46150)	09/30/25	11/06/25	236
11	301741118	17,330,628.03	17,528,517.38	140,000,000.00	09/01/16	4,909,555.04	1.29440	09/30/25	12/06/25	183
15	407004638	12,532,046.33	12,532,046.33	250,400,000.00	01/16/16	10,427,890.00	1.82710	09/30/25	02/06/26	I/O
22	407004609	12,583,858.05	12,583,858.05	82,500,000.00	03/01/17	2,287,522.05	0.63310	09/30/25	05/06/26	242
28	305960001	9,362,142.12	9,420,328.38	43,400,000.00	03/13/25	5,846,976.00	1.67980	09/30/18	05/05/21	244
31	306170031	7,144,365.02	8,256,453.98	11,725,000.00	11/16/25	(120,200.00)	(0.33490)	06/30/24	11/05/25	176
Totals		100,671,244.47	102,463,648.60	550,555,000.00		22,695,014.11

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	306170009	MF	TX	05/20/25	2
	Special Servicer comments are not available for this cycle.

10	301741107	OF	WI	09/18/24	2

The loan transferred to Special Servicing on 9/18/2024 subsequent payment default. Special Servicer has reached out to the borrower and requested due diligence items. Borrower has been non-responsive. Lender is working towards

	foreclosure. Receivership was put into place effective May 23, 2025 and has taken over property operations.

11	301741118	RT	GA	11/19/25	2

Loan transferred to Special Servicing in November 2025. Loan entered Maturity Default as of December 1, 2025. PNL has been executed, and Borrower has expressed interest in an extension for the Loan. The request is under review. Lender

	to dual track wor kout approach. Loan remains in Maturity Default as of February 2026.

15	407004638	98	Various	11/17/25	13

The loan transferred to special servicing on 11/17/2025 for imminent monetary default. Counsel has been engaged and the Borrower signed the PNL. Special Servicer has approved three Partial Release requests. Borrower has also submitted a

	loan extension req uest. Special Servicer is evaluating their request.

22	407004609	LO	CA	12/18/25	13
	Loan transferred to Special Servicing on 12/18/2025 due to Imminent Monetary Default. PNL has been executed and counsel has been engaged. Ongoing discussions regarding a potential DIL/FC.

28	305960001	Various	Various	06/07/19	7
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	306170031	LO	OR	05/11/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in payment default. Lender is dual tracking negotiations with the legal process and a foreclosure was filed. Receiver has the pr operty on the market for a sale and filed bankruptcy prior to the Lender's foreclosure sale. The receiver is trying to get the hotel under contract for a sale. The special servicer is continuing to monitor

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98	5.11600%	10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70	5.50000%	10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57	5.41900%	10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56	5.28100%	10	03/31/21	07/01/20	--
28	305960001	67,030,270.88	5.21300%	11,345,323.06	5.21300%	9	06/22/22	06/20/22	--
28	305960001	0.00	5.21300%	0.00	5.21300%	9	06/20/22	06/20/22	--
Totals		140,466,837.87		84,703,116.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	306170004	07/12/22	28,000,000.00	161,000,000.00	34,176,330.35	48,982,679.00	30,201,147.69	(18,781,531.31)	0.00	0.00	0.00	0.00	0.00%
4A	306170104	07/12/22	8,000,000.00	161,000,000.00	8,671,795.59	18,284,676.00	8,671,795.59	(9,612,880.41)	0.00	0.00	0.00	0.00	0.00%
23	407000584	04/13/23	13,235,434.81	21,000,000.00	8,865,871.08	1,580,716.21	8,865,871.08	7,285,154.87	5,950,279.94	0.00	8,975.51	5,941,304.43	36.30%
25	303161077	08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	8,396.03	1,861,176.14	12.83%
32	301741139	11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
33	306170033	01/12/24	6,319,172.24	4,000,000.00	5,213,861.81	1,270,936.80	5,213,861.81	3,942,925.01	2,376,247.23	0.00	22,299.39	2,353,947.84	32.02%
47	306170047	02/12/24	1,535,498.65	1,890,000.00	1,192,663.02	1,029,848.99	1,192,663.02	162,814.03	1,372,684.62	0.00	2,160.41	1,370,524.21	81.09%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,363,681.27	377,790,000.00	79,375,894.61	72,880,996.04	75,400,711.95	2,519,715.91	11,568,783.96	0.00	41,831.34	11,526,952.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/26	0.00	(26,104.83)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	(26,049.75)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/25	0.00	(25,994.79)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	(25,939.95)	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	(25,885.23)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/25	0.00	(25,830.62)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/25	0.00	(25,776.12)	0.00	0.00	0.00	0.00	0.00	0.00
		07/11/25	0.00	(25,721.74)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/25	0.00	(25,667.48)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/23	0.00	(16,703.00)	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(4,114.42)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(4,105.74)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(4,097.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(4,088.43)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(4,079.80)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(4,071.20)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(4,062.61)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/22	0.00	(4,054.04)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(4,045.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(4,036.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(4,028.43)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(4,011.45)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/25	0.00	(25,613.33)	0.00	0.00	0.00	0.00	0.00	0.00
		04/11/25	0.00	(25,559.29)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/25	0.00	(25,505.37)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/25	0.00	(25,451.56)	0.00	0.00	0.00	0.00	0.00	0.00
		01/13/25	0.00	(25,397.86)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/24	0.00	(25,344.28)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/24	0.00	(25,290.81)	0.00	0.00	0.00	0.00	0.00	0.00
		10/11/24	0.00	(25,237.46)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/24	0.00	(25,233.21)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/24	0.00	(25,179.98)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/24	0.00	(25,129.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/24	0.00	(25,076.93)	0.00	0.00	0.00	0.00	0.00	0.00
		05/10/24	0.00	(25,065.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/24	0.00	(25,012.24)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/24	0.00	(24,959.48)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/24	0.00	(22,010.86)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/24	0.00	(16,951.24)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	(16,933.92)	0.00	0.00	0.00	0.00	0.00	0.00
		11/10/23	0.00	(16,898.19)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/23	0.00	(16,862.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/23	0.00	(16,826.97)	0.00	0.00	0.00	0.00	0.00	0.00
		08/11/23	0.00	(16,791.47)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/23	0.00	(16,756.04)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/23	0.00	(16,738.31)	0.00	0.00	0.00	0.00	0.00	0.00
4	306170004	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	306170104	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	407000584	09/12/24	0.00	0.00	5,941,304.43	0.00	0.00	(232.24)	0.00	0.00	5,941,304.43
		12/12/23	0.00	0.00	5,941,536.67	0.00	0.00	(8,743.27)	0.00	0.00
		04/13/23	0.00	0.00	5,950,279.94	0.00	0.00	5,950,279.94	0.00	0.00
25	303161077	09/12/23	0.00	0.00	1,861,176.14	0.00	(45.92)	0.00	0.00	0.00	1,861,222.06

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	303161077	06/12/23	0.00	0.00	1,861,222.06	0.00	0.00	(8,350.11)	0.00	0.00
		08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	306170033	09/12/24	0.00	0.00	2,353,947.84	0.00	0.00	(22,299.39)	0.00	0.00	2,334,467.21
		05/10/24	0.00	0.00	2,356,766.60	0.00	0.00	(19,480.63)	0.00	0.00
		01/12/24	0.00	0.00	2,376,247.23	0.00	0.00	2,376,247.23	0.00	0.00
47	306170047	09/12/24	0.00	0.00	1,370,524.21	0.00	0.00	(694.60)	0.00	0.00	1,370,524.21
		07/12/24	0.00	0.00	1,371,218.81	0.00	0.00	(1,465.81)	0.00	0.00
		02/12/24	0.00	0.00	1,372,684.62	0.00	0.00	1,372,684.62	0.00	0.00
Current Period Totals			0.00	(26,104.83)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(866,159.69)	11,526,952.62	0.00	(45.92)	11,507,517.91	0.00	0.00	11,507,517.91

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,743.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,244.98	0.00	0.00	0.00	0.00	85,748.62	0.00	0.00	0.00	0.00
11	0.00	0.00	3,745.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,261.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	884.91	0.00	0.00	0.00	18.67	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,091.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	37,220.16	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.87	0.00	0.00	0.00
Total	0.00	0.00	25,324.90	0.00	4,272.56	0.00	0.00	122,968.78	29.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		152,595.78

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30